Consolidated Balance Sheets - Parenthetical - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Class A
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares, Issued	11,793,485	11,793,485	10,440,000
Common Stock, Shares, Outstanding	11,793,485	11,793,485	10,440,000
Common Class B
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	4,560,000	4,560,000	4,560,000
Common Stock, Shares, Outstanding	4,560,000	4,560,000	4,560,000